LOANS (Schedule of Loans by Internal Classification) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	$ 611,233	$ 580,236	$ 549,452
Commercial, Financial and Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	97,016	81,757	74,014
Real Estate - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	48,728	46,959	40,498
Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	427,862	413,235	397,638
Installment Loans to Individuals [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	24,378	24,807	25,428
All Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	13,249	13,478	11,874
Grades 1-4 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	588,685	556,014	524,179
Grades 1-4 [Member] | Commercial, Financial and Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	96,284	80,639	72,099
Grades 1-4 [Member] | Real Estate - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	45,275	42,486	37,743
Grades 1-4 [Member] | Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	409,607	394,749	377,192
Grades 1-4 [Member] | Installment Loans to Individuals [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	24,270	24,662	25,271
Grades 1-4 [Member] | All Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	13,249	13,478	11,874
Grade 5 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	2,362	2,523	4,530
Grade 5 [Member] | Commercial, Financial and Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable		267	265
Grade 5 [Member] | Real Estate - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	378	611	1,354
Grade 5 [Member] | Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	1,984	1,645	2,903
Grade 5 [Member] | Installment Loans to Individuals [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable			8
Grade 5 [Member] | All Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable
Grades 6-8 [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	20,186	21,699	20,743
Grades 6-8 [Member] | Commercial, Financial and Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	732	851	1,650
Grades 6-8 [Member] | Real Estate - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	3,075	3,862	1,401
Grades 6-8 [Member] | Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	16,271	16,841	17,543
Grades 6-8 [Member] | Installment Loans to Individuals [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	108	145	149
Grades 6-8 [Member] | All Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable